November 2, 2015

DREYFUS INVESTMENT FUNDS

-          Dreyfus Diversified Emerging Markets Fund

Supplement to Summary and Statutory Prospectuses

 dated February 1, 2015

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the statutory prospectus:

The day-to-day management of the portion of the fund's portfolio managed by The Boston Company Asset Management, LLC (“TBCAM”), an affiliate of Dreyfus, is the responsibility of the global research team of TBCAM.  The team members are Elizabeth Slover, Michelle Y. Chan, CFA, Gaurav Patankar and Julianne McHugh.  Ms. Slover is a senior managing director at TBCAM and is the director of TBCAM's global research team. Ms. Chan is a director at TBCAM and a senior research analyst on TBCAM's global research team. Mr. Patankar is a managing director at TBCAM and a portfolio manager/senior analyst on TBCAM's global research team.  Ms. McHugh is a director at TBCAM and a senior research analyst on TBCAM's global research team.

The following information supersedes and replaces the fifth paragraph in "Fund Details – Management" in the statutory prospectus:

The Boston Company Asset Management, LLC, located at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108, is a registered investment adviser and an indirect wholly-owned subsidiary of BNY Mellon. The day-to-day management of the portion of the fund's portfolio managed by TBCAM is the responsibility of the global research team of TBCAM.  The team members are Elizabeth Slover, Michelle Y. Chan, CFA, Gaurav Patankar and Julianne McHugh, each of whom serves as a primary portfolio manager of the fund and all of whom are jointly and primarily responsible for managing the portion of the fund's portfolio managed by TBCAM.  Ms. Slover and Chan and Mr. Patankar have each served as a primary portfolio manager since January 2014, and Ms. McHugh has served as a primary portfolio manager since November 2015. Ms. Slover is a senior managing director at TBCAM, which she joined in 2005, and is the director of TBCAM's global research team. Ms. Chan is a director at TBCAM, which she joined in 2001, and is a senior research analyst on TBCAM's global research team. Mr. Patankar is a managing director at TBCAM and a portfolio manager/senior analyst on TBCAM's global research team. Ms. McHugh is a director at TBCAM, which she joined in 2004, and is a senior research analyst on TBCAM's global research team.  Founded in 1970, TBCAM builds portfolios that are rooted in fundamental research, bottom-up stock selection, macro perspectives and risk controls for a client base which includes public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM manages approximately $50 billion in assets across a broad range of U.S. and non-U.S. investment strategies, which include both traditional long-only and alternative offerings.

6919STK1115

November 2, 2015

DREYFUS INVESTMENT FUNDS

-          Dreyfus/The Boston Company Small Cap Growth Fund

Supplement to Summary and Statutory Prospectuses

 dated February 1, 2015

The following information supersedes and replaces the second paragraph in “Portfolio Management” in the summary prospectus and “Fund Summary – Portfolio Management” in the statutory prospectus:

David E. Borah, Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, are the fund's primary portfolio managers, positions they have held since November 2015, April 2013 and April 2013, respectively.  Mr. Borah is a director, portfolio manager, senior research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.  Mr. Wakefield is a senior managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Messrs. Borah, Wakefield and Zeuthen also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph in “Fund Details - Management” in the statutory prospectus:

David E. Borah, CFA, Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, are the fund's primary portfolio managers, positions they have held since November 2015, April 2013 and April 2013, respectively. Messrs. Borah, Wakefield and Zeuthen are jointly and primarily responsible for managing the fund’s portfolio. Mr. Borah is a director, portfolio manager, senior research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been an employee since 2007.  Mr. Wakefield is a senior managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM where he has been employed since 2003.  Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2006. Messrs. Borah, Wakefield and Zeuthen also have been employed by Dreyfus since November 2015, November 2008 and October 2010, respectively, and manage the fund as employees of Dreyfus.

6941STK1115

November 2, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Disciplined Stock Fund

Dreyfus BNY Mellon Funds, Inc.

-dreyfus Alternative Diversifier Strategies Fund

-Dreyfus Global Emerging Markets Fund

-Dreyfus Yield Enhancement Strategy Fund

DREYFUS INVESTMENT FUNDS

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

Supplement to Statement of Additional Information dated

November 1, 2014, as revised or amended November 26, 2014,
 January 1, 2015, February 1, 2015, February 27, 2015, March 12, 2015, May 1, 2015,
May 12, 2015, September 1, 2015,  October 1, 2015 and October 6, 2015

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager[1]	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
David Borah	7	$1.7B	4	$133.2M	11	$571.8M
George DeFina	16	$5.7B	4	$147.7M	7	$402.9M
Julianne McHugh	15	$6.0B	2	$207.4M	29	$1.9B
Caroline Lee-Tsao	0	N/A	0	N/A	0	N/A
Naomi Waistell	0	N/A	0	N/A	0	N/A

1               Because Messrs. Borah and DeFina and Mmes.  Waistell, Lee-Tsao and McHugh became primary portfolio managers  as of November 2, 2015, their information is as of September 30, 2015.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager[1]	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
David Borah	Other Account	1	$60.7M
George DeFina	None	0	$0
Julianne McHugh	Other Account	1	$8.3M
Caroline Lee-Tsao	None	0	$0
Naomi Waistell	None	0	$0

GRP5-SAISTK-1115

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager[1]	Fund	Dollar Range of Fund Shares Beneficially Owned
David Borah	Dreyfus/The Boston Company Small Cap Growth Fund	None
George DeFina	Dreyfus Disciplined Stock Fund	None
Julianne McHugh	Dreyfus Diversified Emerging Markets Fund
Caroline Lee-Tsao	Dreyfus Alternative Diversifier Strategies Fund	None
	Dreyfus Yield Enhancement Strategy Fund	None
Naomi Waistell	Dreyfus Global Emerging Markets Fund	None

1                      Because Messrs. Borah and DeFina and Mmes.  Waistell, Lee-Tsao and McHugh became primary portfolio managers  as of November 2, 2015, their information is as of September 30, 2015.

GRP5-SAISTK-1115